UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22593

The Cushing Energy Income Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
 (Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

The Cushing® Energy Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2016

		Fair
Common Stock - 62.3%	Shares	Value
Exploration & Production - 57.6%
Canada - 9.7%
Arc Resources Ltd. (1)	36,959	$490,328
Cenovus Energy, Inc.	50,000	571,000
Vermillion Energy, Inc.	31,000	843,163
Netherlands - 3.5%
Royal Dutch Shell Plc (1)	15,000	682,200
United States - 44.5%
Anadarko Petroleum Corporation	8,500	322,575
California Resource Corporation	2,378	1,336
Chevron Corporation (1)	20,000	1,668,800
ConocoPhillips Company (1)	28,327	958,302
Devon Energy Corporation	22,532	443,429
EOG Resource, Inc. (1)	16,238	1,051,248
Exxon Mobil Corporation (1)	14,600	1,170,190
Noble Energy, Inc.	10,000	295,000
Occidental Petroleum Corporation (1)	25,300	1,741,146
Pioneer Natural Resource Company	9,158	1,103,813
		11,342,530
Midstream - 4.6%
United States - 4.6%
Targa Resources Corporation	33,976	913,274

Total Common Stocks (Cost $17,262,414)		$12,255,804

Master Limited Partnerships and Related Companies - 37.2%
Crude Oil & Refined Products - 6.4%
United States - 6.4%
NuStar Energy, L.P.	35,900	$1,257,577

Large Cap Diversified - 16.0%
United States - 16.0%
Energy Transfer Partners, L.P. (1)	42,888	1,143,823
ONEOK Partners, L.P. (1)	50,000	1,469,500
Williams Partners, L.P. (1)	27,500	542,300
		3,155,623

Propane - 0.8%
United States - 0.8%
NGL Energy Partners, L.P.	20,000	161,800

Shipping - 7.7%
Republic of the Marshall Islands - 7.7%
Capital Products Partners, L.P. (1)	246,265	824,987
Golar LNG Partners, L.P. (1)	47,000	686,200
		1,511,187
Upstream - 6.3%
United States - 6.3%
Dorchester Minerals, L.P. (1)	124,778	1,184,143
Viper Energy Partners, L.P.	4,000	59,560
		1,243,703

Total Master Limited Partnerships and Related Companies (Cost $13,764,117)		$7,329,890

Fixed Income - 2.8%	Principal Amount
Upstream - 2.8%
United States - 2.8%
BreitBurn Energy Partners, L.P., 7.875%, due 04/15/2022	1,000,000	$105,000
EV Energy Partners, L.P., 8.000%, due 04/15/2019	2,000,000	450,000
Total Fixed Income (Cost $3,077,500)		$555,000

Short-Term Investments - Investment Companies - 19.0%	Shares
United States - 19.0%
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02%(2)	747,185	$747,185
Fidelity Government Portfolio Fund - Institutional Class, 0.01%(2)	747,184	747,184
Fidelity Money Market Portfolio - Institutional Class, 0.12%(2)	747,184	747,184
First American Government Obligations Fund - Class Z, 0.07%(2)	747,184	747,184
Invesco STIC Prime Portfolio, 0.08%(2)	747,184	747,184
Total Short-Term Investments - Investment Companies (Cost $3,735,921)		$3,735,921

Total Investments - 121.3% (Cost $37,839,952)		$23,876,615
Liabilities in Excess of Other Assets - (21.3)%		(4,186,602)
Net Assets Applicable to Common Stockholders - 100.0%		$19,690,013

Percentages are stated as a percent of net assets.
(1) All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2) Rate reported is the current yield as of February 29, 2016.

Tax Basis

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

Cost of investments	$38,150,598
Gross unrealized appreciation	(55,634)
Gross unrealized depreciation	(13,896,960)
Net unrealized depreciation	$(13,952,594)

* The above table only reflects tax adjustments through November 30, 2015.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Cushing Energy Income Fund’s (the “Fund”) most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2016	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$12,255,804	$12,255,804	$-	$-
Master Limited Partnerships and Related Companies (a)	7,329,890	7,329,890	-	-
US Royalty Trusts (a)	-	-	-	-
Total Equity Securities	19,585,694	19,585,694	-	-
Notes	555,000	-	555,000	-
Senior Notes(a)
Total Notes	555,000	-	555,000	-
Other Short-Term Investments	3,735,921	3,735,921	-	-
Total Other	3,735,921	3,735,921	-	-
Total	$23,876,615	$23,321,615	$555,000	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2016.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended February 29, 2016.

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Cushing Energy Income Fund

By (Signature and Title)  /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer
Date April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date April 28, 2016

By (Signature and Title)  /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date April 28, 2016